UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

        Investment Company Act file number _______811-05631_____________________

                  __________First Pacific Mutual Fund, Inc.__________
                 (Exact name of registrant as specified in charter)

                         2756 Woodlawn Drive, Suite #6-201
                    ___________Honolulu, HI  96822-1856__________
                (Address of principal executive offices) (Zip code)

                                Audrey C. Talley
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                  __________Philadelphia, PA  19103-6996__________
                      (Name and address of agent for service)

          Registrant's telephone number, including area code:  808-988-8088

                     Date of fiscal year end:  September 30

                   Date of reporting period:  March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of
information under the clearance requirements of 44 U.S.C.    3507.

Item 1.  Reports to Stockholders.




May 21, 2008




Dear fellow shareholder,

	The April tax season has just passed, and as Hawaii taxpayers, many of us felt the impact of paying high taxes. In fact, as a Hawaii resident, as much as $40 of every $100 of our taxable income could go to the government in income taxes.

	According to the Tax Foundation, the average employee in Hawaii works until April 23 to pay his taxes. In this tough economy, every dollar we save makes a difference. We believe that investing in tax-free funds such as the Hawaii Municipal Fund can help reduce our tax burden. As shareholders of the Fund, you are earning tax-free income and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

       Interest rates are the most important of many factors which can affect bond prices. For the period October 1, 2007 through March 31, 2008, the treasury yield curve steepened with the Federal Reserve lowering the Fed Funds rate 6 times from 4.5% to 2%. At the same time the deepening credit crisis coupled with downgrades in the municipal insurance market kept municipal bond yields high relative to treasury bonds. This accounts for the Hawaii Municipal Fund's six month price decrease of ($0.19). The Hawaii Municipal Fund Investor Class had a Net Asset Value ("NAV") of $10.89 on October 1, 2007 and a NAV of $10.70 on March 31, 2008. The primary investment strategy of the Hawaii Municipal Fund is to purchase high quality long-term Hawaii municipal bonds. The past six months performance for the Fund, which is presented in this Semi-Annual Report, was primarily a result of the implementation of these strategies. As of March 31, 2008, 83.69% of the Hawaii Municipal Fund's portfolio was invested in securities rated AAA by Standard & Poor's ("S&P").

       While we believe that the economy is not technically in a recession, a number of crises - housing, credit and financial - have dampened spending by people and businesses alike. This would normally be a positive for the bond market, but because of the aforementioned factors, combined with soaring prices for energy and other commodities, we believe that there continues to be higher commodity price risks that may affect inflation and could impact the bond market.

                            STANDARD & POOR'S
                          MUNICIPAL BOND RATINGS
                          Hawaii Municipal Fund
                               March 31, 2008

[The following table was depicted as a pie chart in the printed material.]

AAA	83.69%
AA	 2.46%
AA-	 0.09%
BBB+	 4.72%
BBB	 2.34%
NR	 6.70%


	On the following pages you will find our March 31, 2008 semi-annual report and privacy notice. The privacy notice informs you about our policy for protecting confidential information about you and your accounts. If you have any questions or would like us to provide information about the Fund to your family or friends, please call us at 988-8088.

	Thank you for your business. As always, we look forward to providing you with the high level of service that you have come to expect.


Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO			Lee Financial Securities, Inc./Distributor

Before investing, read the prospectus carefully. Please carefully consider the Fund's investment objective, risks, and charges and expenses before investing. Some income may be subject to the federal alternative minimum tax for certain investors. The prospectus contains this and other information about the Fund. This Semi-Annual Report must be accompanied or preceded by a prospectus.

Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Hawaii Municipal Fund is a series of First Pacific Mutual Fund, Inc.

Your Fund's Expenses (Unaudited)

As a Fund shareholder, you can incur two types of costs:

 Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
 Ongoing Fund costs, including management fees, distribution and service
  (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
     If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

 2. Multiply the result by the number under the heading "Expenses Paid During Period."
     If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges or redemption fees. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.



                               Beginning         Ending       Expenses Paid
                              Account Value    Account Value  During Period*
                               10/01/07          03/31/08   10/01/07-03/31/08
Hawaii Municipal Fund Investor Class
Actual                             $1,000.00      $1,001.30         $5.55
Hypothetical			   $1,000.00      $1,019.45         $5.60



*Expenses are equal to the annualized expense ratio (1.11%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

									Value
	Par Value						   (Note 1 (A))

                         HAWAII MUNICIPAL BONDS - 98.04%

		Hawaii County
			General Obligation Bonds - 4.14%
$	  300,000			5.600%,	05/01/11	$	  325,707
	  350,000			5.000%,	07/15/11		  376,488
	  250,000			4.000%,	07/15/13		  262,498
	  500,000			5.000%,	07/15/17		  536,695
	1,000,000			5.625%,	05/15/18		1,049,250
	1,000,000			5.625%,	05/15/19		1,049,250
	1,250,000			5.125%,	07/15/21		1,344,575
	1,000,000			5.000%,	07/15/22		1,033,180
	  370,000			5.000%,	07/15/24		  380,001
									6,357,644
		Hawaii State
			General Obligation Bonds - 1.39%
	  135,000			6.000%,	10/01/08		  137,846
	  120,000			5.250%,	04/01/11		  121,200
	  100,000			5.250%,	07/01/12		  109,317
	  150,000			5.000%,	04/01/15		  151,500
	1,575,000			5.000%,	07/01/23		1,619,194
									2,139,057

			Airport Systems Revenue Bonds - 18.36%
   	2,000,000			8.000%,	07/01/11		2,208,280
	  385,000			6.900%,	07/01/12		  419,473
	  785,000			6.900%,	07/01/12		  856,231
  	  250,000			6.375%,	07/01/12		  261,105
	4,580,000			6.500%,	07/01/13		4,784,543
   	4,000,000			6.500%,	07/01/14		4,172,560
	  500,000			6.500%,	07/01/15		  520,810
	3,000,000			5.750%,	07/01/15		3,071,760
	2,500,000			5.750%,	07/01/16		2,554,550
	3,235,000			5.750%,	07/01/17		3,294,912
	6,000,000			5.625%,	07/01/18		6,072,900
								       28,217,124




See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

March 31, 2008 (Unaudited)

									Value
	Par Value						   (Note 1 (A))

			Certificates of Participation - # 1 Capital District - 2.20%
$	1,000,000			5.000%,	05/01/16	$	1,017,870
	  555,000			5.000%,	05/01/18		  563,930
	1,750,000			5.500%,	05/01/20		1,807,067
									3,388,867

			Certificates of Participation  - Kapolei - 0.17%
	  250,000			5.250%,	05/01/13		  255,868

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 17.76%
	  400,000			4.950%,	04/01/12		  430,092
	5,430,000			5.750%,	12/01/18		5,583,995
	  125,000			6.150%,	01/01/20		  127,655
	1,125,000			5.700%,	07/01/20		1,143,506
	  115,000			5.450%,	11/01/23		  115,123
	9,825,000			5.650%,	10/01/27	       10,081,040
	8,085,000			6.200%,	11/01/29		8,283,163
	  400,000			5.100%,	09/01/32		  380,688
	1,380,000			4.650%,	03/01/37		1,149,885
								       27,295,147

				Chaminade University - 1.15%
	   95,000			4.000%,	01/01/11		   96,503
	  600,000			5.000%,	01/01/26		  569,994
	1,270,000 			4.700%,	01/01/31		1,106,119
									1,772,616

				Hawaii Pacific Health - 0.70%
	1,140,000 			5.600%,	07/01/33		1,082,384

				Hawaii Pacific Health - 1.26%
	2,085,000 			5.000%,	01/01/26		1,941,865

				Kapiolani Health Care System - 1.80%
	2,525,000			6.400%,	07/01/13		2,774,899

				Kuakini Hawaii Health System - 2.30%
	  570,000			6.300%,	07/01/22		  575,198
	3,000,000			6.375%,	07/01/32		2,961,360
									3,536,558




See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

March 31, 2008 (Unaudited)

									Value
	Par Value						   (Note 1 (A))

				The Queen's Health Systems - 0.07%
$	  100,000			5.250%,	07/01/23	$	  102,838

				Wilcox Hospital - 2.14%
	  900,000			5.250%,	07/01/13		  913,428
	2,245,000			5.350%,	07/01/18		2,259,413
	  115,000			5.500%,	07/01/28		  109,987
									3,282,828

			Harbor Capital Improvements Revenue Bonds - 6.59%
	   70,000			5.750%,	07/01/10		   74,600
	  210,000			5.000%,	07/01/10		  219,927
	  150,000			5.000%,	07/01/12		  159,648
	  500,000			5.000%,	01/01/14		  537,080
	1,580,000			5.250%,	01/01/16		1,701,644
	1,665,000			5.375%,	01/01/17		1,796,968
	  500,000			5.500%,	07/01/19		  525,390
	2,505,000			5.250%,	01/01/21		2,629,874
	  520,000			5.750%,	07/01/29		  534,321
	2,000,000			5.000%,	01/01/31		1,957,300
								       10,136,752

			Hawaii Health Systems - 1.48%
	  897,000			3.800%,	02/15/13		  898,606
	1,370,000			4.700%,	02/15/19		1,370,945
									2,269,551

			Highway Revenue Bonds - 1.36%
	1,000,000			5.000%,	07/01/20		1,046,920
	1,000,000			5.000%,	07/01/21		1,041,220
       									2,088,140
			Housing Authority
				Single Family Mortgage Special
				Purpose Revenue Bonds - 4.87%
	  265,000			4.650%,	07/01/12		  269,163
	  445,000			4.800%,	07/01/13		  452,521
	  140,000			5.250%,	07/01/13		  142,333
 	2,390,000			5.400%,	07/01/29		2,360,053
	  220,000			5.750%,	07/01/30		  221,973
	2,615,000			5.375%,	07/01/33		2,528,888
	1,510,000			5.000%,	07/01/36		1,506,270
									7,481,201

				HCDC Rental Housing System Revenue Bonds - 0.06%
	  100,000			3.700%,	01/01/13		   98,541

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

March 31, 2008 (Unaudited)

									Value
	Par Value						    (Note 1 (A))

			Department of Hawaiian Homelands - 1.18%
$	1,465,000			4.250%,	07/01/09	$	1,497,084
	  300,000			4.450%,	07/01/11		  309,573
									1,806,657

				Hawaiian Homelands - COP Kapolei - 3.15%
	  210,000			3.750%,	11/01/16		  210,300
	  950,000			4.125%,	11/01/23		  887,775
	  500,000			4.250%,	11/01/26		  449,530
	3,295,000			5.000%,	11/01/31		3,290,321
									4,837,926

			University Faculty Housing - 1.46%
	  740,000			5.650%,	10/01/16		  741,043
	1,500,000			5.700%,	10/01/25		1,502,175
		       							2,243,218

			University of Hawaii - Revenue Bonds - 3.45%
	  300,000			4.300%,	07/15/13		  316,296
	  100,000			4.000%,	07/15/16		  102,334
	  750,000			5.500%,	07/15/16		  826,710
	1,500,000			5.000%,	10/01/23		1,553,535
	2,500,000			5.000%,	07/15/29		2,509,900
									5,308,775

		Honolulu City & County
			Board of Water Supply - 3.87%
	2,545,000			4.750%,	07/01/19		2,574,980
	2,000,000			4.750%,	07/01/20		2,011,680
	1,000,000			5.000%,	07/01/23		1,011,150
	  325,000			5.250%,	07/01/31		  352,144
									5,949,954

			General Obligation Bonds - 2.17%
	  150,000			4.750%,	02/01/09		  153,054
	  100,000			5.000%,	07/01/09		  103,228
	  170,000			4.850%,	02/01/10		  176,407
	  365,000			6.000%,	11/01/10		  397,934
	  275,000			5.125%,	07/01/15		  284,757
	1,000,000			5.000%,	07/01/23		1,031,170
   	1,185,000			5.000%,	07/01/30		1,191,008
									3,337,558

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

March 31, 2008 (Unaudited)

									Value
	Par Value						   (Note 1 (A))

			Housing Authority Multi-Family Mortgage Revenue Bonds
				Maunakea Apartments - 4.27%
$	  355,000			5.750%,	11/20/09	$	  365,856
	6,020,000			6.500%,	05/20/41		6,201,202
									6,567,058

				Sunset Villas - 3.26%
	2,955,000			5.600%,	07/20/21		3,009,077
	2,000,000			5.700%,	07/20/31		2,007,440
									5,016,517

			Waste System Revenue - 0.28%
	  200,000			4.400%,	07/01/11		  205,910
	  200,000 			5.500%,	07/01/11		  217,210
									  423,120

		Kauai County
			General Obligation Bonds - 3.62%
	   35,000			4.125%,	08/01/08		   35,270
	  215,000			4.125%,	08/01/08		  216,655
	  595,000			6.250%,	08/01/19		  648,092
	  695,000			6.250%,	08/01/22		  757,015
	1,065,000			5.000%,	08/01/25		1,079,580
	2,780,000			5.000%,	08/01/27		2,822,395
									5,559,007

			Housing Authority Paanau Project - 0.58%
	  895,000			7.250%,	04/01/12		  887,509

		Maui County
			General Obligation Bonds - 2.95%
	  200,000			4.250%,	03/01/12		  210,366
	  500,000			5.000%,	07/01/20		  526,175
	  500,000			4.500%,	07/01/21		  502,365
	  695,000			4.625%,	07/01/22		  698,982
	  525,000			5.000%,	03/01/23		  539,170
	1,000,000			5.000%,	07/01/23		1,031,270
	1,000,000			5.000%,	07/01/24		1,023,670
									4,531,998

		Total Hawaii Municipal Bonds (Cost $151,653,302)      150,691,177

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

March 31, 2008 (Unaudited)

									Value
	Par Value						    (Note 1 (A))

                  VIRGIN ISLANDS MUNICIPAL BONDS - 0.25%

		Virgin Islands
			Public Finance Authority, Series A - 0.08%
$	100,000			7.300%,	10/01/18	       $          122,443

			Public Finance Authority, Series A - 0.17%
	250,000			5.000%,	07/01/14		  	  266,333

    	Total Virgin Islands Municipal Bonds (Cost $364,990)              388,776



	Total Investments (Cost $152,018,292) (a)	 98.29%	      151,079,953
	Other Assets Less Liabilities		          1.71%	        2,632,364
	Net Assets					100.00%	$     153,712,317


(a)	Aggregate cost for federal income tax purposes is $151,856,054.


At March 31, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation	 	$	 1,775,111
			Gross unrealized (depreciation)			(2,551,212)
			Net unrealized (depreciation)	 	$	  (776,101)











See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008 (Unaudited)


								Municipal
								  Fund

ASSETS
   Investments at market value
	(Identified cost $152,018,292) (Note 1 (A))	        $151,079,953
   Cash			  					     642,866
   Interest receivable						   2,439,629
   Subscriptions receivable					       3,500
   Other assets							      24,964
        Total assets                                   	         154,190,912

LIABILITIES
   Distributions payable	          			     137,492
   Redemptions payable						     168,819
   Management fee payable					      65,169
   Administration fee payable					      19,550
   Distribution plan payable					       2,607
   Shareholder servicing fee payable				      13,033
   Transfer agent fee payable					       7,820
   Chief Compliance Officer fee payable				       5,308
   Accrued expenses						      58,797
        Total liabilities					     478,595

NET ASSETS						        $153,712,317
   	(Applicable to 14,360,685 shares outstanding,
        $.01 par value, 20,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INVESTOR CLASS SHARES			      $10.70

NET ASSETS
   At March 31, 2008, net assets consisted of:
     Paid-in capital						$153,975,849
     Undistributed net investment income			     161,409
     Accumulated net realized gain on investments	             513,399
     Net unrealized depreciation				    (938,340)
							        $153,712,317

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2008 (Unaudited)


                                                                  Municipal
		                                                      Fund
INVESTMENT INCOME
   Interest income	                                          $3,512,463

   Expenses
     Management fee (Note 2)					     382,189
     Distribution costs (Notes 2 and 3)			             114,657
     Transfer agent fee (Note 2)				      49,512
     Shareholder services fee (Note 2)			              76,437
     Administration fee (Note 2)				      15,286
     Accounting fee				                      76,625
     Legal and audit fees				              71,754
     Printing				                               4,713
     Custodian fee				                      16,097
     Insurance				                               4,062
     Registration fee				                       2,953
     Miscellaneous				                       5,864
     Chief Compliance Officer fee				      30,403
     Directors fee			 	                       1,300
     Total expenses				                     851,852

     Fee reductions (Note 5)			                     (73,647)
     Net expenses			 	                     778,205
        Net investment income			                   2,734,258

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
   Net realized gain from security transactions		             567,624
   Change in unrealized appreciation of investments               (3,115,437)
        Net (loss) on investments
                                                                  (2,547,813)

NET INCREASE IN NET ASSETS
	RESULTING FROM OPERATIONS	 	 	          $  186,445





See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	                     For The Six Months Ended	 For The Year Ended
	                     March 31, 2008 (Unaudited)	 September 30, 2007

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                       $ 2,734,258    $ 5,505,933
     Net realized gain (loss) on investments         567,624        (54,224)
     Increase (decrease) in unrealized appreciation
        (depreciation) of investments             (3,115,437)    (2,213,309)

         Net increase in net assets resulting
              from operations                        186,445      3,238,400

   Distributions to shareholders from:
     Net investment income
         Investor Class ($.19 and $.39 per
          share, respectively)                    (2,679,154)    (5,361,273)
         Institutional Class ($.00 and $.34 per
          share, respectively)                             -       (106,840)
     Capital gains
         Investor Class ($.00 and $.00* per
          share, respectively)                             -        (19,732)
         Institutional Class ($.00 and $.00* per
          share, respectively)                             -           (437)

         Total distributions to shareholders      (2,679,154)    (5,488,282)

   Capital share transactions (a)
     Increase (Decrease) in net assets resulting
      from capital share transactions              7,311,842     (4,005,301)


          Total increase (decrease) in net assets  4,819,133     (6,255,183)

NET ASSETS
   Beginning of period                           148,893,184    155,148,367

   End of period (including undistributed net
    investment income of $161,409 and
    $106,305 respectively)                      $153,712,317   $148,893,184

*Less than .01 per share.

(a)	Summary of capital share activity follows:


                                    Investor Class             Investor Class
		                   For The Six Months Ended   For The Year Ended
		                 March 31, 2008 (Unaudited)    September 30, 2007
       			           Shares     Value	     Shares      Value

   Shares sold                    487,201  $ 5,292,316   1,086,338  $11,972,493
   Shares received through
      Acquisition (Note 6)        777,597    8,357,283           -            -
   Shares issued on reinvestment
      of distributions            182,325    1,972,843     351,144    3,849,855
                                1,447,123   15,622,442   1,437,482   15,822,348
   Shares redeemed               (765,400)  (8,310,600) (1,508,741) (16,534,476)
   Net increase (decrease)        681,723  $ 7,311,842     (71,259) $  (712,128)

                                  Institutional Class
		                   For The Year Ended
		                   September 30, 2007
       			          Shares       Value

   Shares sold                     21,088   $   232,215
   Shares received through
      Acquisition (Note 6)              -             -
   Shares issued on reinvestment
      of distributions              1,739        19,142
                                   22,827       251,357
   Shares redeemed               (321,056)   (3,544,530)
       Net increase (decrease)   (298,229)  $(3,293,173)


See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	 	                        INVESTOR CLASS
	                   For The Six
	                   Months Ended    Years Ended September 30,
	                   March 31, 2008  2007	 2006    2005    2004    2003
                          (Unaudited)

Net asset value
   Beginning of period	         $10.88  $11.04  $11.10  $11.21  $11.22  $11.25

Income from investment operations
   Net investment income            .19     .39     .40     .41     .47     .47
   Net gain (loss) on securities
   (both realized and unrealized)  (.18)   (.16)   (.02)   (.09)      -    (.03)
   Total from investment operations .01     .23     .38     .32     .47     .44

Less distributions
   Dividends from net
     investment income             (.19)   (.39)   (.40)   (.41)   (.47)   (.47)
   Distributions from
     capital gains                    -       -**  (.04)   (.02)   (.01)     -**
     Total distributions           (.19)   (.39)   (.44)   (.43)   (.48)   (.47)

   End of period                 $10.70  $10.88  $11.04  $11.10  $11.21  $11.22

Total return                       0.13%   2.14%   3.52%   2.84%   4.03%   3.98%

Ratios/Supplemental Data
   Net assets, end of
    period (in 000's)	   $153,712 $148,893 $151,852 $150,505 $142,680 $141,838

   Ratio of expenses to
    average net assets (a)         1.11%*  1.02%   1.04%    .98%   1.00%   1.01%

   Ratio of net investment income to
    average net assets             3.48%*  3.55%   3.64%   3.55%   3.98%   4.22%

Portfolio turnover                 6.69%  15.66%  22.17%  26.82%  10.53%  16.40%

*	Annualized
**	Less than $.01 per share

(a)	Ratios of expenses to average net assets after the reduction of custodian
	fees and other expenses under a custodian arrangement for the Investor Class were 1.02%, .96%, .90%, .94%, .98%, and .99% for the six months
	ended March 31, 2008 and for the years ended September 30, 2007, 2006, 2005, 2004, and 2003, respectively.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2008 (Unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of
1940, as a non-diversified open-end management company.   Hawaii Municipal
Fund is currently authorized to offer one Class of Shares:   Investor
Shares. On June 12, 2007, the Board of Directors approved the reorganization of the Hawaii Intermediate Fund Investor Class into the Hawaii Municipal Fund Investor Class. On December 18, 2007 the shareholders of the Fund approved the reorganization of the Hawaii Intermediate Fund Investor Class into the Hawaii Municipal Fund Investor Class. The reorganization was completed on December 24, 2007.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives,
and other political and economic developments.   If any such problems
arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period.
Actual results could differ from those estimates.

(A)	SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good
	faith by the Board of Directors.   Securities with remaining maturities
	of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

HAWAII MUNICIPAL FUND

March 31, 2008 (Unaudited)

(B)	FEDERAL INCOME TAXES
	It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders.
	Therefore, no federal income tax provision is required.   At September
	30, 2007, the Hawaii Municipal Fund had an unused capital loss carryforward of $26,062 which expires in 2014.

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
        SHAREHOLDERS
	Security transactions are recorded on the trade date.  Interest
	income is recorded on the accrual basis.   Bond discounts and premiums are
	amortized using the interest method.   Distributions to shareholders
	are declared daily and reinvested or paid in cash monthly.

	The tax character of distributions paid during the years ended September 30, 2007 and 2006 were as follows:

			Exempt-	             Long-Term
			Interest   Ordinary  Capital	Total
			Dividends   Income    Gains   Distributions
Hawaii Municipal Fund
	2007	     $5,468,113   $	-    $ 20,169   $5,488,282
	2006	     $5,622,968   $	-    $558,067   $6,181,035


	The tax character of distributable earnings at September 30, 2007 were as follows:

Undistributed	                              Post   Unrealized   Total
Ordinary Exempt-   Undistributed Capital Loss  October  Gain/	Distributable
Interest Income	 Capital Gains  Carryforwards Losses  (Loss)* 	 Earnings

Hawaii Municipal Fund
$  -  	          $  -	     $(26,062)    $(28,163) $2,283,402 $2,229,177


	The Hawaii Municipal Fund had a post-October loss of $28,163 which will be recognized in the following tax year.

	* The difference between book basis and tax basis unrealized appreciation is attributable to market discount on debt securities.

	Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the year ended September 30, 2007, the Hawaii Municipal Fund's undistributed investment income was increased by $13,696 and paid in capital was decreased by $13,696.

HAWAII MUNICIPAL FUND

March 31, 2008 (Unaudited)

(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc ("LFG") provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement. In accordance with the terms of the management agreement and the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to .05% of the Fund's average daily net assets, respectively.

The Fund's distributor, Lee Financial Securities, Inc. ("LFS"), a wholly-owned subsidiary of LFG, received $114,657 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares (See Note 3).

Lee Financial Recordkeeping, Inc. ("LFR"), a wholly-owned subsidiary of
LFG, serves as the transfer agent for the Fund.   In accordance with the
terms of the transfer agent agreement, LFR receives compensation at the
annual rate of .06% of the Fund's average daily net assets.   LFR also
provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.


(3)	DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of
the Act.   The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Fund may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.


 (4)	PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2008, purchases and sales of securities aggregated $19,347,532 and $10,014,192, respectively, for the Hawaii Municipal Fund.

HAWAII MUNICIPAL FUND

March 31, 2008 (Unaudited)

(5)	CUSTODY CREDITS

Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset
expenses of other vendors and service providers.   If not for the offset
agreement, the assets could have been employed to produce income. During the six months ended March 31, 2008, such reductions amounted to $73,647 for the Hawaii Municipal Fund. Credits used to offset expenses were as follows:

	                                            Municipal
	                                              Fund

		Custody fees	                  $   10,918
		Accounting fees	                      24,196
		Legal fees	                      11,294
		Audit fees	                      24,000
		Postage 		                 180
		Printing	                       1,398
		Directors fees	                       1,000
		Registration fees	                 661
			                           $  73,647


(6)	ACQUISITION OF HAWAII INTERMEDIATE FUND

On December 24, 2007, the Hawaii Municipal Fund Investor Class acquired the assets and assumed the liabilities of the Hawaii Intermediate Fund in a tax-free exchange for shares of the Hawaii Municipal Fund Investor Class. Pursuant to a plan of reorganization approved by the Hawaii Intermediate Fund shareholders on December 18, 2007, Hawaii Intermediate Fund shareholders received shares of the Hawaii Municipal Fund Investor Class (777,597 shares) in exchange for their Hawaii Intermediate Fund shares (1,629,311 shares). No gain or loss for federal income tax purposes was recognized on the exchange. The number and value of shares issued by the Hawaii Municipal Fund Investor Class are presented in the schedule of changes in net assets. Net assets and unrealized appreciation as of the reorganization date were as follows:

Total net assets of Hawaii Intermediate Fund
prior to acquisition:		                              $8,357,283
Total net assets of Hawaii Municipal Fund
Investor Class prior to acquisition:                        $147,886,102
Total net assets of Hawaii Municipal Fund
Investor Class after acquisition:	                    $156,243,385
Acquired Fund unrealized appreciation:		                $110,108

HAWAII MUNICIPAL FUND

March 31, 2008 (Unaudited)

(7)	SUPPLEMENTARY PROXY INFORMATION

A Special Meeting of Shareholders of the Hawaii Municipal Fund and the Hawaii Intermediate Fund was held on December 18, 2007. Shareholders of both Funds approved Proposal (1), an amendment to First Pacific Mutual Fund, Inc.'s charter to permit First Pacific Mutual Fund, Inc. to effect the reorganization described in Proposal (2). Shareholders of the Hawaii Intermediate Fund approved Proposal (2), a Plan of Reorganization and the transactions contemplated thereby, including the transfer of all the assets and liabilities of the Hawaii Intermediate Fund to the Hawaii Municipal Fund in exchange for shares of the Municipal Fund. Shareholders approved the Reorganization and the assets and liabilities of the Hawaii Intermediate Fund were transferred to the Hawaii Municipal Fund on December 24, 2007. The following represents the voting results of each proposal considered at the meeting.

Proposal (1)
                       Shares Voted      % of Voted        % of Total
FOR                    9,452,653.144       96.512%           61.681%
AGAINST                  133,376.210        1.362%            0.870%
ABSTAIN                  208,260.120        2.126%            1.359%

Proposal (2)
                       Shares Voted      % of Voted        % of Total
FOR                    1,013,768.108       96.773%           61.455%
AGAINST                        0.000        0.000%            0.000%
ABSTAIN                   33,802.526        3.227%            2.049%


(8)	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes - an interpretation of FAB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 - September 30,
2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

                      First Pacific Mutual Fund, Inc.

Privacy Notice (Unaudited)

First Pacific Mutual Fund, Inc. ("First Pacific") is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide services necessary to you as a shareholder of a First Pacific fund. We want you to understand what information we collect, and how we use and protect it.

What Information We Collect

"Nonpublic personal information" is personally identifiable financial information about you that we obtain in connection with selling shares of First Pacific to you and providing services to you as a fund shareholder. This includes, for example, your name, address, social security number, age, and account balance. It may also include other information that you provide to us, such as information on applications or other forms, or information about your transactions with us.

Our Security Procedures

To maintain security of customer information, we restrict access to nonpublic personal information and account information to our affiliates and their employees who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard nonpublic personal information.

What Information We Disclose

First Pacific does not disclose nonpublic personal information about you to any non-affiliated third party companies. We may disclose nonpublic personal information about you that is necessary to process transactions, maintain or service your account with us or provide records, statements or confirmations requested to administer your account. This information may be provided to affiliated third parties, including Lee Financial Securities, Inc., Lee Financial Recordkeeping, Inc. and Lee Financial Group Inc. We may also disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account. Otherwise, we do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law, such as sending annual income statements to the IRS or in response to subpoenas. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or when you otherwise cease to do business with us.

Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to limit such sharing.

Hawaii Municipal Fund Investor Class

Shareholder Information (Unaudited)


Proxy Voting Policies and Procedures and Proxy Voting Records
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies, as well as the Fund's proxy voting records for the 12-month period ended June 30, free of charge by calling (808) 988-8088, by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822, or by visiting the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT MANAGER
Lee Financial Group Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856

DISTRIBUTOR
Lee Financial Securities, Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856

FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH  45246

CUSTODIAN
Union Bank of California, N.A.
350 California Street, 6th Floor
San Francisco, California  94104

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania  19103-6996

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite #2400
Philadelphia, Pennsylvania  19103-2108

TRANSFER AGENT
Lee Financial Recordkeeping, Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856

Item 2.  Code of Ethics.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3.  Audit Committee Financial Expert

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4.  Principal Accountant Fee and Services.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1. of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-
3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities
Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or
240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

	(a)(1)   Code of Ethics is only required in an annual report on
                 this Form N-CSR.
	(a)(2)   Certifications pursuant to Rule 30a-2(a) under the Act
                 (17 CFR 270.30a-2(a)) are furnished herewith.
	(a)(3)   Not applicable.
	(b)	 Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.



                                SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   __________First Pacific Mutual Fund, Inc.__________

By (Signature and Title)*  ___/s/ Terrence K.H. Lee_____________________
				Terrence K.H. Lee, President and CEO
				       (principal executive officer)

Date __________May 29, 2008__________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  ___/s/ Terrence K.H. Lee____________________
				Terrence K.H. Lee, President and CEO
				       (principal executive officer)

By (Signature and Title)*  ___/s/ Nora B. Simpson______________________
				Nora B. Simpson, Treasurer
				       (principal financial officer)

Date  __________May 29, 2008__________
*Print the name and title of each signing officer under his or her signature.